RELATED PARTY TRANSACTIONS (Details Narrative)								3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 15, 2021 USD ($) $ / shares shares	Apr. 09, 2021	Dec. 03, 2020 shares	Mar. 11, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares	Apr. 07, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) Integer $ / shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Notes Payable, Related Parties, Noncurrent | $													$ 566,743
Common Stock, Par or Stated Value Per Share								$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock issued value | $								$ 987,961	$ 400,150	$ 1,385,960	$ 666,650	$ 941,009	$ 320,000
Expected dividend rate										0.00%		0.00%	0.00%
Expected volatility rate, minimum										79.00%
Expected volatility rate, maximum										210.00%
Risk-free interest rate, minimum										0.90%
Risk-free interest rate, maximum										2.85%
Expected term		8 months 12 days								10 years
Share-based Payment Award, Options, Outstanding, Number | shares								403,771,662		403,771,662
Weighted average remaining contractual term										1 year 8 months 19 days
Intrinsic value | $								$ 4,447,624		$ 4,447,624
Expected volatility rate		440.50%										443.30%
Jupiter Gold [Member]
Share-based Payment Award, Options, Outstanding, Number | shares												2,270,000
Weighted average remaining contractual term												3 years 1 month 9 days
Weighted Average Remaining Contractual Term												$ 0.93
Intrinsic value | $												$ 402,800
Apollo Resource Corporation [Member]
Options, grants in period | shares										180,000		135,000
Expected dividend rate										0.00%		0.00%
Expected volatility rate, minimum												49.20%
Expected volatility rate, maximum												98.30%
Risk-free interest rate, minimum										1.59%		0.92%
Risk-free interest rate, maximum										2.85%		1.75%
Weighted average exercise price								$ 1.22		$ 1.22
Options, grants in period, value | $										$ 219,921		$ 217,129
Expected volatility rate										71.00%
Minimum [Member]
Share price								0.05		$ 0.05			$ 0.0009
Expected volatility rate, minimum												44.80%	199.20%
Risk-free interest rate, minimum												0.90%	0.28%
Minimum [Member] | Apollo Resource Corporation [Member]
Share price								1.25		$ 1.25		$ 4.00
Expected term										5 years		10 years
Maximum [Member]
Share price								0.01		$ 0.01			$ 0.0014
Expected volatility rate, maximum												124.40%	223.20%
Risk-free interest rate, maximum												1.75%	0.38%
Maximum [Member] | Apollo Resource Corporation [Member]
Share price								5.00		$ 5.00		$ 5.00
Expected term										10 years
Chief Executive Officer [Member]
Convertible notes payable | $					$ 61,724	$ 261,631	$ 445,628
Trading days | Integer							20
Debt Instrument, Convertible, Conversion Price	$ 0.0003				$ 0.0003	$ 0.00045	$ 0.0001
Debt Instrument, Convertible, Beneficial Conversion Feature | $					$ 61,724	$ 261,631	$ 445,628
Interest rate					6.00%	6.00%
Issuance of common stock in connection with sales made under private offerings, shares | shares	214,006		161,636,427	200,000
Notes Payable, Related Parties, Noncurrent | $	$ 566,743
Interest Expense | $	$ 75,276
Common Stock, Par or Stated Value Per Share	$ 3.00
Common stock issued value | $				$ 280
Shares issued, price per share				$ 0.0014
Marc Fogassa [Member]
Options, grants in period | shares										210,000		315,000
Exercise price range, lower range limit										$ 0.01		$ 0.01
Exercise price range, upper range limit										$ 1.00		$ 1.00
Options, grants in period, value | $										$ 51,967		$ 148,853
Expected dividend rate										0.00%		0.00%
Expected volatility rate, minimum												97.30%
Expected volatility rate, maximum												200.60%
Risk-free interest rate, minimum										1.59%		0.81%
Risk-free interest rate, maximum										2.85%		1.75%
Expected volatility rate										225.00%
Marc Fogassa [Member] | Minimum [Member]
Share price								0.8		$ 0.8		$ 0.19
Expected term										5 years		5 years
Marc Fogassa [Member] | Maximum [Member]
Share price								$ 1.00		$ 1.00		$ 1.45
Expected term										10 years		10 years
Apollo Resource Corporation [Member]
Weighted average exercise price												$ 0.01